SCUDDER INVESTORS TRUST Scudder
                       Focus Growth Fund (Class A, B and C
                                     Shares)

                              Scudder Research Fund
                            (Class A, B and C Shares)

Supplement to each currently effective Statement of Additional Information of each of the Funds:

Effective May 17, 2002, Scudder Focus Growth Fund and Scudder Research Fund ceased operations. All of the outstanding shares of each Fund were redeemed and each Fund will be terminated.











May 17, 2002